LOANS	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Notes and Loans Payable [Abstract]
Loans And Notes Payable Disclosure [Text Block]
NOTE 4 – LOANS

Loans from Directors and Officer - Related Parties

Loans from Directors and an Officer at March 31, 2016 and June 30, 2015 were $56,743 and $79,416, respectively.  The loans bear no interest and are all past their due date and in default. The Company repaid cash of $21,491 ($29,744 AUD) of these loans during the nine months ended March 31, 2016.

Other Loans from Unrelated Parties

As of June 30, 2015, other loans from unrelated parties balance was $27,558. During the nine months ended March 31, 2016, the Company repaid cash of $23,843 ($33,000 AUD) and a foreign currency transaction gain of $1,415 resulting in a balance of $2,300 as of March 31, 2016.

NOTE 5 – LOANS AND NOTES PAYABLE

Loans from Directors and Officer - Related Parties

Loans from Directors and an Officer at June 30, 2015 and June 30, 2014 were $79,416 and $161,975, respectively. The loans beared no interest and were all past their due date and in default. As part of the settlement and stipulation agreement noted in Note 9, the Company reduced this liability by approximately $127,000. On January 30, 2015, as part of the Settlement and Lock-up Agreement, the above agreement was terminated and the Company increased this liability by approximately $109,000. On February 4, 2015, the Company entered into a Debt Settlement Agreement with some of these directors whereby the Company issued 33,259,350 and 17,654,470 shares of common stock as settlement of approximately $27,000 of the balance due to these directors and $14,000 of debt as discussed in Note 4. The Company valued the common stock at a price of $0.0025 per share based on the last private placement purchase price per share for a total value of $127,284 which resulted in the Company recording a loss of $86,455 as a result of these settlements. During the year ended June 30, 2015, the Company made loan repayments of approximately $28,500.

Other Loans from Unrelated Parties

Loans from two unrelated parties were received during 2013 totaling $33,614. They bear interest at 10% and as of June 30, 2014 one was past its due date and in default and the other, with a September 30, 2013 balance of $27,963 was exchanged for a convertible debenture as discussed below in Note 6.

A loan from an unrelated party was received during the year ended June 30, 2014 totaling $9,419. It bears interest at 10%.

A loan from an unrelated party was received during the year ended June 30, 2014 totaling $18,839 and is non-interest bearing.

Accordingly, other loans totaled $33,909 at June 30, 2014.

In July 2014, the loans and notes payable balance of $33,909 as of June 30, 2014 was removed as part of the settlement and stipulation agreement and consolidated into one loan (See Note 9). On January 30, 2015, as part of the Settlement and Lock-up Agreement, the above agreement was terminated and the Company reclassified the remaining other loans from unrelated parties balance. As of June 30, 2015, the other loans from unrelated parties balance was $27,558.

Debt Settlement to be Paid in Stock, Net of Premium

In July 2014, the Company consolidated outstanding debt and other liabilities as part of a settlement agreement (See Note 9) and was indebted to one unrelated party for approximately $1,033,000 which includes a $50,000 note payable issued as a fee to the lender, a $355,000 premium and $628,000 of principal. On September 11, 2014 and on November 4, 2014, the Company issued 7,426,000 and 8,161,000 shares of common stock as a settlement of a portion of that debt for a total value of $81,396 (See Note 8). On January 30, 2015, as part of the Settlement and Lock-up Agreement with the lender, the above agreement was terminated and the Company reclassified remaining principal outstanding debts and other liabilities of approximately $575,000 back to the original debt holders. In addition, since this agreement was terminated the Company wrote off the remaining premium of approximately $310,000 to gain on debt settlement and the $50,000 note payable issued as a fee and $17,000 premium as a gain on debt settlement.

Notes Payable

On July 18, 2014, the Company paid a $50,000 fee to the investor (See Note 9) in the form of a $50,000 promissory note, non-interest bearing and due January 31, 2015. On January 30, 2015, the Company entered into a Settlement and Lock-up Agreement with a lender whereby the Company issued 10,000,000 shares of common stock as settlement of the $50,000 promissory note issued on July 18, 2014 in connection with an Equity Purchase Agreement of the same date and a $25,000 convertible promissory note issued in connection with a Settlement and Stipulation Agreement dated May 2014 and accrued interest of $1,466. The Company valued the common stock at a price of $0.0025 per share based on the last private placement purchase price per share for a total value of $25,000 which resulted in the Company recording a gain of $51,466 as a result of this settlement.